Properties. Plant and Equipment (Details 1)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 to 20 years
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Residual Value	10.00%
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Leasehold improvements -factories and offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual Value	10.00%
Leasehold improvements -shops [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual Value
Distributor shops' furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1.5 years
Residual Value